RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
RELATED PARTY TRANSACTIONS AND BALANCES

22.RELATED PARTY TRANSACTIONS AND BALANCES

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities.

The following entities are considered to be related parties to the Group. The related parties mainly act as service providers and service recipients to the Group. The Group is not obligated to provide any type of financial support to these related parties.

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director Shareholder of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
Accor Hotels (“Accor”)	Hotel Group	Shareholder of the Group up to December 2021
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Suzhou Huali Jinshi Construction Decoration Co., Ltd. (“Huali Jinshi”)	Building decoration company	Equity method investee of the Group up to August 2022
Shenzhen Hitone Investment Fund Partnership (LLP) ( “Hitone”)	Fund	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
Azure Hospitality Fund I Limited Partnership (LLP) (“Azure”)	Fund	Equity method investee of the Group

(a) Related party balances

Amounts due from related parties consist of the following:

	As of December 31,
	2022	2023
Trip.com	73	174
Lianquan	46	45
Huamai	—	22
Zhuchuang	24	14
Cjia Group	28	9
Sheen Star	29	—
Others	21	34
Allowance for expected credit losses	(37)	(63)
Total	184	235

Amounts due to related parties consist of the following:

	As of December 31,
	2022	2023
Trip.com	38	48
Cjia Group	26	16
Others	7	13
Total	71	77

(b) Related party transactions

During the years ended December 31, 2021, 2022 and 2023, significant related party transactions were as follows:

	Years Ended December 31,
	2021	2022	2023
Commission expenses to Trip.com	99	55	260
Lease expenses to Trip.com	19	19	19
Lease expenses to Cjia Group	12	31	37
Service fee to Huali Jinshi	42	—	—
Brand use fee, reservation fee and other related service fee to Accor	22	—	—
Goods sold and service provided to Cjia Group	11	4	17
Loan payment to Hitone	5	—	—
Service fee from Trip.com	62	93	112
Service fee from Accor	3	—	—
Service fee from Sheen Star	5	4	5
Service fee from Azure	—	5	17
Sublease income from Lianquan	10	12	10
Sublease income from Cjia Group	6	5	5
Interest income from Sheen Star	—	—	10
Business acquisition of CitiGO from Cjia Group	783	—	—
Business acquisition of one individual company from Cjia Group	51	—	—